Share-based payments - Schedule of Deferred Share Units (Detail) - Deferred Stock Units [Member] - shares																		9 Months Ended	12 Months Ended
	Mar. 11, 2026	Jan. 15, 2026	Dec. 22, 2025	Nov. 03, 2025	Sep. 03, 2025	Jul. 25, 2025	Jun. 05, 2025	Dec. 23, 2024	Oct. 11, 2024	Aug. 12, 2024	Jun. 20, 2024	Jun. 14, 2024	May 23, 2024	Oct. 11, 2023	May 11, 2023	Sep. 16, 2022	Feb. 15, 2022	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of period																		3,806,083	4,102,083
Exercised	(49,000)	(25,000)		(62,500)		(250,000)		(5,208)	(62,500)		(125,000)	(62,500)						(80,250)	(962,500)	(1,116,667)
Granted			367,500		50,000		299,000			250,000	187,500		312,500	87,500	225,000	1,250,000	862,500	0	666,500	1,675,000
Balance, end of period																		3,725,833	3,806,083